Schedule of maturities lease payments (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Operating Lease Obligation
2027		$ 20
Total future lease payment		20
Amount representing interest
Present value of operating lease liabilities	$ 15	20	$ 59
Less: current portion	$ (15)	(20)	$ (59)
Non-current portion